Vanguard Dividend Appreciation Index Fund

Supplement to the Prospectus and Summary Prospectus Dated
May 29, 2012

Index Name Change
The Dividend Achievers Select Index, the target benchmark for Vanguard
Dividend Appreciation Index Fund, has been renamed the NASDAQ US Dividend
Achievers Select Index. There are no changes to the composition of the Index.

Prospectus and Summary Prospectus Text Changes
All references to the Dividend Achievers Select Index are changed to the
NASDAQ US Dividend Achievers Select Index.

The following replaces similar text under “Primary Investment Strategies”:
The Fund employs an indexing investment approach designed to track the performance of the NASDAQ US Dividend Achievers Select Index, which consists of common stocks of companies that have a record of increasing dividends over time. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The “Dividend Achievers” credit line is revised as follows:

“Dividend Achievers” is a trademark of The NASDAQ OMX Group, Inc.
(collectively, with its affiliates, “NASDAQ OMX”) and has been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by NASDAQ OMX and NASDAQ OMX makes no representation regarding the advisability of investing in the funds. NASDAQ
OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT
TO THE VANGUARD MUTUAL FUNDS.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 602 032013

Vanguard Dividend Growth Fund

Supplement to the Prospectus and Summary Prospectus Dated
May 29, 2012

Index Name Change
The Dividend Achievers Select Index, a performance and advisor compensation benchmark for Vanguard Dividend Growth Fund, has been renamed the
NASDAQ US Dividend Achievers Select Index. There are no changes to the composition of the Index.

Prospectus and Summary Prospectus Text Changes
All references to the Dividend Achievers Select Index are changed to the
NASDAQ US Dividend Achievers Select Index.

The following credit line is added:

“Dividend Achievers” is a trademark of The NASDAQ OMX Group, Inc.
(collectively, with its affiliates, “NASDAQ OMX”) and has been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by NASDAQ OMX and NASDAQ OMX makes no representation regarding the advisability of investing in the funds. NASDAQ
OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT
TO THE VANGUARD MUTUAL FUNDS.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 57 032013

Vanguard Specialized Funds

Supplement to the Statement of Additional Information Dated May 29, 2012

Index Name Change

The Dividend Achievers Select Index, the target benchmark for Vanguard Dividend Appreciation Index Fund and a performance and advisor compensation benchmark for Vanguard Dividend Growth Fund, has been renamed the NASDAQ US Dividend Achievers Select Index. There are no changes to the composition of the Index.

Statement of Additional Information Text Changes

All references to the Dividend Achievers Select Index are changed to the NASDAQ US Dividend Achievers Select Index.

The following credit line is added:

“Dividend Achievers” is a trademark of The NASDAQ OMX Group, Inc. (collectively, with its affiliates, “NASDAQ OMX”) and has been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by NASDAQ OMX and NASDAQ OMX makes no representation regarding the advisability of investing in the funds. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE VANGUARD MUTUAL FUNDS.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 051B 032013